Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2024
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
22.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of June 30, 2024, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of June 30,
	2024	2023
ASSETS
CURRENT ASSETS
Cash	$10,711	$1,095,007
Digital assets, net	140,586	-
Prepaid expenses and other current assets	4,409,914	4,179,826
Due from subsidiaries and the VIE	4,408,299	2,607,402
TOTAL CURRENT ASSETS	8,969,510	7,882,235
Other non-current assets	-	5,062,966
Investments in subsidiaries, consolidated VIE, and VIE’s subsidiaries	6,372,217	13,821,695
TOTAL ASSETS	15,341,727	26,766,896

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$32,795	$31,600
TOTAL CURRENT LIABILITIES	$32,795	$31,600
TOTAL LIABILITIES	32,795	31,600

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 64,400,000 Class A ordinary shares authorized; 3,362,733 and 1,862,733 Class A ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively; 10,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of June 30, 2024 and 2023, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of June 30, 2024 and 2023)*	39,390	24,050
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	42,459,143	40,174,260
Retained earnings	(25,468,546)	(11,802,701)
Accumulated other comprehensive (loss) income	(1,705,614)	(1,644,872)
TOTAL SHAREHOLDERS’ EQUITY	15,308,932	26,735,296
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$15,341,727	$26,766,896

*	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023

Condensed Statements of Operations and Comprehensive Income (Loss)

	For the fiscal years ended June 30,
	2024	2023	2022
Revenue	$150,000	$257,169	$-
Cost of Revenue	139,414	150,000	-
Gross profit	$10,586	107,169	$-
Selling expenses	-	125,000	-
General and administrative expenses	$6,289,253	$1,128,970	$1,594,856
Financial expenses (income), net	(1,626)	(1,452)	(11,094)
Research and development expenses	-	8,671,107	-
Loss from operation	(6,277,041)	(9,816,456)	(1,583,762)
Other loss	(69)	(114,097)
Share of (loss) income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	(6,130,017)	(14,399,862)	2,371,720

(Loss) Income before income tax expenses	(12,407,127)	(24,330,415)	787,958
Income tax expenses	-	-	-
Net (loss) income	$(12,407,127)	$(24,330,415)	$787,958
Other Comprehensive income (loss)	-
Foreign currency translation adjustment	(60,742)	(1,713,891)	(873,803)
Total comprehensive loss	$(12,467,869)	$(26,044,306)	$(85,845)

Condensed Statements of Cash Flows

	For the fiscal years ended June 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(12,407,127)	$(24,330,415)	$(8,226,043)
Depreciation and amortization	-	696,000	-
Impairment	5,200,000	-	-
Equity loss of subsidiaries	6,130,017	14,399,862	-
Other current assets	(370,674)	70,245	-
Other payable	(1,800,897)	(58,565)	-
Due from subsidiaries and the VIE	1,196	(2,607,402)	-
Other non-current assets	(137,034)	8,440,200	-
Net cash used in operating activities	$(3,384,519)	$(3,390,075)	$(8,226,043)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	-	-	(11,050,252)
Purchase of intangible assets	-	-	(720,000)
Advance paid for agent license	-	(4,600,000)	-
Net cash used in investing activities	-	(4,600,000)	(11,770,252)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	4,290,000	-	33,521,725
Payment for deferred offering costs	(1,989,777)	-	(3,570,805)
Net cash provided by financing activities	2,300,223	-	29,950,920

Effect of exchange rate changes	-	-	(873,803)

Net (decrease) increase in cash	(1,084,296)	(7,990,075)	9,080,822
Cash at beginning of year	1,095,007	9,085,082	4,260
Cash at end of year	$10,711	$1,095,007	$9,085,082